Provision (Benefit) for Income Taxes Deferred Tax Table (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax liabilities:
Property, plant and equipment	$ 1,921	$ 2,317
Investments	1,411	295
Other	82	30
Total deferred income tax liabilities	3,414	2,642
Deferred income tax assets:
Accrued liabilities	729	667
Minimum tax credit	29	71
Foreign tax credit	140	140
Federal loss carryovers	544	147
State losses and credits	362	319
Other	147	94
Total deferred income tax assets	1,951	1,438
Less valuation allowance	319	320
Net deferred income tax assets	1,632	1,118
Overall net deferred income tax liabilities	$ 1,782	$ 1,524